RELATED PARTY ACTIVITY (Details Narrative) - USD ($)	1 Months Ended
	Aug. 31, 2018	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 17, 2018
Due to related parties		$ 1,186,459	$ 831,502	$ 2,294,570
Due to management		$ 0	$ 265,273	$ 518,871
Company fees					50.00%
Company fees					50.00%
Mr. Reginald Thomas [Member]
Amount received per quarter under agreement	$ 5,000
Common stock shares restricted, shares	1,000,000
Fair value of restricted shares	$ 120,000
Suspended amount	$ 5,000